UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:                September 30, 2006

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):                 [ ] is a restatement.
                                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Phoenix Variable Advisors, Inc.

Address:          One American Row               Hartford,  Connecticut 06115

Form 13F File Number: 028-10577

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          John H. Beers

Title:         Secretary

Phone:         860-403-5050

Signature, Place, and Date of Signing:

/s/ John H. Beers                   Hartford, CT              November 9, 2006
------------------                  [City, State]                   [Date]
[Signature]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]    13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X]    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

       Form 13F File Number            Manager

       028-01983                       AIM Capital Management, Inc.
       028-02321                       Alliance Capital Management L.P.
       028-10469                       Lazard Asset Management LLC
       028-00290                       Northern Trust Investments, Inc.
       028-00869                       Fred Alger Management, Inc.
       028-05412                       Bennett Lawrence
       801-15757                       Morgan Stanley Investment Inc.

                              Form 13F Summary Page

                                 Report Summary:


Form 13F Information Table Entry Total: 18

Form 13F Information Table Value Total: $26,307,710.36

                                                             FORM 13F
                                        REPORTING MANAGER: PHOENIX VARIABLE ADVISORS, INC.
                                              FOR THE QUARTER ENDED SEPTEMBER 30, 2006

ITEM 1                          ITEM 2    ITEM 3     ITEM 4         ITEM 5                  ITEM 6    ITEM 7           ITEM 8
------                          ------    ------     ------         ------                  ------    ------           ------
                                                                                                                  VOTING AUTHORITY
                                                                                                                  ----------------
                                                       FAIR        SHARES OR
                               TITLE OF   CUSIP       MARKET      PRINCIPAL    SH/  PUT/    INVESTMENT  MANA-     SOLE  SHARED NONE
         NAME OF ISSUER         CLASS     NUMBER      VALUE         AMOUNT     PRN  CALL    DISCRETION  GERS       (A)   (B)   (C)
         --------------         -----     ------      -----         ------     ---  ----    ----------  ----       ---   ---   ---
------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
ISHARES JAPAN IDX FD           COMMON    464286848   2,318,048.00  171,200.00   SH            173,530.00  1     173,530.00
---------------------------------------------------------------------------------------------------------------------------
ISHARES MSCI EMERGING MKT
  INDEX                        COMMON    464287234     604,812.50    6,250.00   SH              6,250.00  1       6,250.00
---------------------------------------------------------------------------------------------------------------------------
ISHARES GS$ INVESTOP CORPORATE
  BOND FUND                    COMMON    464287242     475,713.99    4,453.00   SH            107,303.00  1     107,303.00
---------------------------------------------------------------------------------------------------------------------------
ISHARES S&P LATIN AMERICAN 40
  INDEX FUND                   COMMON    464287390     476,303.00    3,350.00   SH              3,350.00  1       3,350.00
---------------------------------------------------------------------------------------------------------------------------
ISHARES LEHMAN 20+ YEAR
  TREASURY BOND FUND           COMMON    464287432     678,291.32    7,588.00   SH              7,588.00  1       7,588.00
---------------------------------------------------------------------------------------------------------------------------
ISHARES LEHMAN 7-10 YEAR
  TREASURY BOND FUND           COMMON    464287440     893,691.56   10,757.00   SH             10,757.00  1      10,757.00
---------------------------------------------------------------------------------------------------------------------------
ISHARES LEHMAN 1-3 YEAR
  TREASURY BOND FUND           COMMON    464287457   4,375,798.44   54,466.00   SH             54,466.00  1      54,466.00
---------------------------------------------------------------------------------------------------------------------------
ISHARES DJ U.S.
  TELECOMMUNICATIONS SECTOR
  INDEX FUND                   COMMON    464287713     704,456.00   25,450.00   SH             25,450.00  1      25,450.00
---------------------------------------------------------------------------------------------------------------------------
ISHARES S&P EUROPE 350 Index
  Fund                         COMMON    464287861   1,520,809.55   15,745.00   SH             15,745.00  1      15,745.00
---------------------------------------------------------------------------------------------------------------------------
MATERIALS SELECT SECTOR SPDR
  TRUST                        COMMON    81369Y100     696,269.84   22,006.00   SH             22,006.00  1      22,006.00
---------------------------------------------------------------------------------------------------------------------------
HEALTH CARE SELECT SECTOR SPDR
  FUND                         COMMON    81369Y209     814,605.33   24,603.00   SH             24,603.00  1      24,603.00
---------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES SELECT SECTOR
  SPDR FUND                    COMMON    81369Y308   1,862,435.16   73,382.00   SH             73,382.00  1      73,382.00
---------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY SELECT
  SECTOR SPDR FUND             COMMON    81369Y407   1,252,910.00   35,900.00   SH             35,900.00  1      35,900.00
---------------------------------------------------------------------------------------------------------------------------
ENERGY SELECT SECTOR SPDR
  FUND                         COMMON    81369Y506   2,141,607.00   40,105.00   SH             40,105.00  1      40,105.00
---------------------------------------------------------------------------------------------------------------------------
FINANCIAL SELECT SECTOR SPDR
  FUND                         COMMON    81369Y605   3,300,100.65   95,241.00   SH             95,241.00  1      95,241.00
---------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL SELECT SECTOR SPDR
  FUND                         COMMON    81369Y704   2,103,687.32   63,098.00   SH             63,098.00  1      63,098.00
---------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY SELECT SECTOR SPDR
  FUND                         COMMON    81369Y803   1,390,356.00   63,198.00   SH             63,198.00  1      63,198.00
---------------------------------------------------------------------------------------------------------------------------
UTILITIES SELECT SECTOR INDEX  COMMON    81369Y886     697,814.70   20,530.00   SH             20,530.00  1      20,530.00
---------------------------------------------------------------------------------------------------------------------------
                                                    26,307,710.36